                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5448
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                          TOTAL RETURN VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                       COMPASS [graphic omitted]

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS


        QUARTERLY PORTFOLIO HOLDINGS o SEPTEMBER 30, 2006

        TOTAL RETURN VARIABLE ACCOUNT

                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
Total Return Variable Account

ISSUER                                                                          SHARES/PAR          VALUE ($)
COMMON STOCKS - 59.8%

AEROSPACE - 2.0%
Lockheed Martin Corp.                                                               20,510       $  1,765,091
Northrop Grumman Corp.                                                              11,660            793,696
United Technologies Corp.                                                           15,940          1,009,799
                                                                                                 ------------
                                                                                                 $  3,568,586
                                                                                                 ------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                          35,086       $    619,584
Molson Coors Brewing Co.                                                             3,740            257,686
                                                                                                 ------------
                                                                                                 $    877,270
                                                                                                 ------------
APPAREL MANUFACTURERS - 0.4%
Hanesbrands, Inc. (a)                                                                1,222       $     27,507
NIKE, Inc., "B"                                                                      7,290            638,750
                                                                                                 ------------
                                                                                                 $    666,257
                                                                                                 ------------
AUTOMOTIVE - 0.2%
Johnson Controls, Inc.                                                               5,130       $    368,026
                                                                                                 ------------
BIOTECHNOLOGY - 0.6%
Amgen, Inc. (a)                                                                     13,390       $    957,787
Millipore Corp. (a)                                                                  1,700            104,210
                                                                                                 ------------
                                                                                                 $  1,061,997
                                                                                                 ------------
BROADCASTING - 1.2%
CBS Corp., "B"                                                                      34,344       $    967,470
E. W. Scripps Co., "A"                                                               6,310            302,438
Time Warner, Inc.                                                                    8,600            156,778
Viacom, Inc., "B" (a)                                                               12,035            447,461
Walt Disney Co.                                                                      4,440            137,240
WPP Group PLC                                                                        7,290             90,325
                                                                                                 ------------
                                                                                                 $  2,101,712
                                                                                                 ------------
BROKERAGE & ASSET MANAGERS - 3.4%
Franklin Resources, Inc.                                                             5,230       $    553,072
Goldman Sachs Group, Inc.                                                            6,960          1,177,423
KKR Private Equity Investments LP, IEU (a)                                           6,600            140,250
Lehman Brothers Holdings, Inc.                                                      10,290            760,019
Mellon Financial Corp.                                                              60,900          2,381,190
Merrill Lynch & Co., Inc.                                                            8,030            628,107
Morgan Stanley                                                                       6,630            483,393
                                                                                                 ------------
                                                                                                 $  6,123,454
                                                                                                 ------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                 13,490       $    427,768
                                                                                                 ------------
CHEMICALS - 1.2%
3M Co.                                                                               4,770       $    354,983
Dow Chemical Co.                                                                     6,680            260,386
Nalco Holding Co. (a)                                                               21,880            405,218
PPG Industries, Inc.                                                                10,930            733,184
Syngenta AG                                                                          2,590            390,607
                                                                                                 ------------
                                                                                                 $  2,144,378
                                                                                                 ------------
COMPUTER SOFTWARE - 1.7%
Compuware Corp. (a)                                                                151,260       $  1,178,315
Oracle Corp. (a)                                                                    31,080            551,359
Symantec Corp. (a)                                                                  67,660          1,439,805
                                                                                                 ------------
                                                                                                 $  3,169,479
                                                                                                 ------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
Hewlett-Packard Co.                                                                 14,180       $    520,264
                                                                                                 ------------
CONSTRUCTION - 1.3%
Masco Corp.                                                                         79,740       $  2,186,471
Sherwin-Williams Co.                                                                 2,940            163,993
                                                                                                 ------------
                                                                                                 $  2,350,464
                                                                                                 ------------
CONSUMER GOODS & SERVICES - 0.6%
Alberto-Culver Co.                                                                   7,320       $    370,319
Estee Lauder Cos., Inc., "A"                                                        18,720            754,978
                                                                                                 ------------
                                                                                                 $  1,125,297
                                                                                                 ------------
CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)                                                            95,890       $  1,478,624
Smurfit-Stone Container Corp. (a)                                                    6,390             71,568
                                                                                                 ------------
                                                                                                 $  1,550,192
                                                                                                 ------------
ELECTRICAL EQUIPMENT - 2.4%
Cooper Industries Ltd., "A"                                                          2,530       $    215,607
General Electric Co.                                                                32,220          1,137,366
Rockwell Automation, Inc.                                                            4,100            238,210
Tyco International Ltd.                                                             81,560          2,282,864
W.W. Grainger, Inc.                                                                  6,240            418,205
                                                                                                 ------------
                                                                                                 $  4,292,252
                                                                                                 ------------
ELECTRONICS - 0.4%
Analog Devices, Inc.                                                                 3,560       $    104,628
Applied Materials, Inc.                                                              3,900             69,147
Intel Corp.                                                                         31,490            647,749
                                                                                                 ------------
                                                                                                 $    821,524
                                                                                                 ------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp.                                                                        23,850       $  1,507,320
Devon Energy Corp.                                                                  28,300          1,787,145
EOG Resources, Inc.                                                                  3,490            227,025
                                                                                                 ------------
                                                                                                 $  3,521,490
                                                                                                 ------------
ENERGY - INTEGRATED - 3.5%
BP PLC, ADR                                                                          4,270       $    280,027
Chevron Corp.                                                                        9,785            634,655
ConocoPhillips                                                                      10,720            638,162
Exxon Mobil Corp.                                                                   37,872          2,541,211
Hess Corp.                                                                          24,350          1,008,577
TOTAL S.A., ADR                                                                     17,430          1,149,334
                                                                                                 ------------
                                                                                                 $  6,251,966
                                                                                                 ------------
FOOD & BEVERAGES - 1.5%
Coca-Cola Co.                                                                        7,780       $    347,610
General Mills, Inc.                                                                  3,310            187,346
Kellogg Co.                                                                         14,230            704,670
Nestle S.A                                                                           1,689            588,864
PepsiCo, Inc.                                                                        7,100            463,346
Sara Lee Corp.                                                                       9,780            157,165
Tyson Foods, Inc., "A"                                                              12,800            203,264
                                                                                                 ------------
                                                                                                 $  2,652,265
                                                                                                 ------------
FOOD & DRUG STORES - 0.1%
Kroger Co.                                                                           7,220       $    167,071
                                                                                                 ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                                                       33,390       $    686,832
International Paper Co.                                                              5,240            181,461
MeadWestvaco Corp.                                                                   9,620            255,026
                                                                                                 ------------
                                                                                                 $  1,123,319
                                                                                                 ------------
GENERAL MERCHANDISE - 1.5%
Federated Department Stores, Inc.                                                   21,290       $    919,941
Saks, Inc.                                                                          64,760          1,119,053
Wal-Mart Stores, Inc.                                                               12,520            617,486
                                                                                                 ------------
                                                                                                 $  2,656,480
                                                                                                 ------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
CIGNA Corp.                                                                          1,570       $    182,622
WellPoint, Inc. (a)                                                                  6,610            509,301
                                                                                                 ------------
                                                                                                 $    691,923
                                                                                                 ------------
INSURANCE - 5.1%
Ace Ltd.                                                                             5,220       $    285,691
AFLAC, Inc.                                                                          9,010            412,298
Allstate Corp.                                                                      39,620          2,485,363
Chubb Corp.                                                                          4,340            225,506
Conseco, Inc. (a)                                                                   54,320          1,140,177
Genworth Financial, Inc., "A"                                                       40,820          1,429,108
Hartford Financial Services Group, Inc.                                              9,820            851,885
MetLife, Inc.                                                                       18,330          1,038,944
Safeco Corp.                                                                         4,500            265,185
St. Paul Travelers Cos., Inc.                                                       22,900          1,073,781
                                                                                                 ------------
                                                                                                 $  9,207,938
                                                                                                 ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                         6,110       $    139,002
Mattel, Inc.                                                                        32,870            647,539
                                                                                                 ------------
                                                                                                 $    786,541
                                                                                                 ------------
MACHINERY & TOOLS - 0.7%
Deere & Co.                                                                         14,200       $  1,191,522
Finning International, Inc. (n)                                                        460             15,394
Illinois Tool Works, Inc.                                                            1,530             68,697
                                                                                                 ------------
                                                                                                 $  1,275,613
                                                                                                 ------------
MAJOR BANKS - 6.3%
Bank of America Corp.                                                               85,788       $  4,595,663
Bank of New York Co., Inc.                                                          30,470          1,074,372
JPMorgan Chase & Co.                                                                60,902          2,859,958
PNC Financial Services Group, Inc.                                                  20,850          1,510,374
SunTrust Banks, Inc.                                                                15,370          1,187,794
Wells Fargo & Co.                                                                    3,350            121,203
                                                                                                 ------------
                                                                                                 $ 11,349,364
                                                                                                 ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Tenet Healthcare Corp. (a)                                                          68,250       $    555,555
MEDICAL EQUIPMENT - 0.6%
Boston Scientific Corp. (a)                                                         17,880       $    264,445
Pall Corp.                                                                          26,900            828,789
                                                                                                 ------------
                                                                                                 $  1,093,234
                                                                                                 ------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                    11,710       $    202,075
                                                                                                 ------------
NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                        2,240       $    183,165
                                                                                                 ------------
NATURAL GAS - PIPELINE - 0.4%
Williams Cos., Inc.                                                                 34,840       $    831,631
                                                                                                 ------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a)                                                             30,770       $    707,710
Nortel Networks Corp. (a)                                                          724,350          1,666,005
                                                                                                 ------------
                                                                                                 $  2,373,715
                                                                                                 ------------
OIL SERVICES - 0.8%
GlobalSantaFe Corp.                                                                 15,620       $    780,844
Noble Corp.                                                                          9,795            628,643
                                                                                                 ------------
                                                                                                 $  1,409,487
                                                                                                 ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.0%
American Express Co.                                                                10,970       $    615,198
Capital One Financial Corp.                                                          6,360            500,278
Citigroup, Inc.                                                                     39,886          1,981,138
Countrywide Financial Corp.                                                         11,250            394,200
Fannie Mae                                                                          14,980            837,532
Freddie Mac                                                                          2,630            174,448
New York Community Bancorp, Inc.                                                    15,280            250,286
UBS AG                                                                               7,989            477,852
UBS AG                                                                               5,000            296,550
                                                                                                 ------------
                                                                                                 $  5,527,482
                                                                                                 ------------
PHARMACEUTICALS - 4.2%
Abbott Laboratories                                                                  4,270       $    207,351
Eli Lilly & Co.                                                                     13,660            778,620
Johnson & Johnson                                                                   29,880          1,940,407
Merck & Co., Inc.                                                                   41,920          1,756,448
Warner Chilcott Ltd., "A" (a)                                                        8,400            111,720
Wyeth                                                                               53,850          2,737,734
                                                                                                 ------------
                                                                                                 $  7,532,280
                                                                                                 ------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A"                                                             63,990       $  1,470,490
                                                                                                 ------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                   7,990       $    586,786
Norfolk Southern Corp.                                                              10,970            483,229
                                                                                                 ------------
                                                                                                 $  1,070,015
                                                                                                 ------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                                       6,520       $    432,733
Praxair, Inc.                                                                        3,830            226,583
                                                                                                 ------------
                                                                                                 $    659,316
                                                                                                 ------------
SPECIALTY STORES - 0.7%
Home Depot, Inc.                                                                    10,020       $    363,425
OfficeMax, Inc.                                                                     20,960            853,910
                                                                                                 ------------
                                                                                                 $  1,217,335
                                                                                                 ------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Vodafone Group PLC, ADR                                                             13,569       $    310,187
                                                                                                 ------------
TELEPHONE SERVICES - 2.5%
AT&T, Inc.                                                                          21,974       $    715,474
Embarq Corp.                                                                         7,170            346,813
Sprint Nextel Corp.                                                                 46,900            804,335
TELUS Corp.                                                                          6,780            381,502
Verizon Communications, Inc.                                                        60,430          2,243,766
                                                                                                 ------------
                                                                                                 $  4,491,890
                                                                                                 ------------
TOBACCO - 1.7%
Altria Group, Inc.                                                                  39,250       $  3,004,588
                                                                                                 ------------
TRUCKING - 0.0%
Con-way, Inc.                                                                          640       $     28,685
                                                                                                 ------------
UTILITIES - ELECTRIC POWER - 2.9%
Dominion Resources, Inc.                                                            13,970       $  1,068,565
Edison International                                                                 6,140            255,670
Entergy Corp.                                                                        1,800            140,814
Exelon Corp.                                                                         5,590            338,419
FirstEnergy Corp.                                                                    4,690            261,983
FPL Group, Inc.                                                                     55,470          2,496,150
NRG Energy, Inc. (a)                                                                 5,700            258,210
PPL Corp.                                                                            3,460            113,834
Public Service Enterprise Group, Inc.                                                1,230             75,264
TXU Corp.                                                                            3,450            215,694
                                                                                                 ------------
                                                                                                 $  5,224,603
                                                                                                 ------------
    TOTAL COMMON STOCKS                                                                          $108,038,623
                                                                                                 ------------
BONDS - 38.1%

AEROSPACE - 0.2%
Boeing Capital Corp., 6.5%, 2012                                                $  263,000       $    278,883
                                                                                                 ------------
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                    $   45,000       $     63,278
                                                                                                 ------------
ASSET BACKED & SECURITIZED - 3.3%
AmeriCredit Automobile
Receivables Trust, 2.18%, 2008                                                  $    6,852       $      6,849
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                       200,000            193,398
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                      102,153            101,293
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                      100,000             99,390
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1237%, 2040 (z)            250,000            249,999
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                82,288             81,089
Blackrock Capital Finance LP, 7.75%, 2026 (n)                                       43,432             42,998
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                            57,450             58,930
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044              200,000            199,799
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                            75,000             74,401
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2036                            90,000             90,460
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                              128,277            129,127
CRIIMI MAE CMBS Corp., 6.7%, 2030 (n)                                               98,806             98,768
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                 176,795            177,538
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            114,621            115,812
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                         41,979             43,123
GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                   130,000            130,051
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                  115,000            116,058
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                           107,385            104,643
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                       60,728             60,763
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2038                     100,000            104,654
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                   152,000            145,651
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)               106,496            106,646
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3813%, 2041             39,903             39,772
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.4722%, 2043            200,000            199,981
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043             200,000            207,308
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046             197,476            193,352
LB-UBS Commercial Mortgage Trust, FRN, 5.413%, 2039                                 56,518             56,626
Merrill Lynch Mortgage Trust, FRN, 5.8441%, 2039                                   197,000            202,173
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2044                                    88,000             87,732
Morgan Stanley Capital I, Inc., 5.168%, 2042                                        48,533             47,940
Morgan Stanley Capital I, Inc., FRN, 0.7247%, 2030 (i)(n)                        7,410,558            105,233
Multi-Family Capital Access One, Inc., 6.65%, 2024                                  43,913             44,766
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                2,334              2,326
Residential Asset Mortgage Products, Inc., 4.109%, 2035                            112,691            110,960
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                       92,000             90,078
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                    129,000            128,369
Spirit Master Funding LLC, 5.05%, 2023 (z)                                         189,927            188,680
Structured Asset Securities Corp., FRN, 4.67%, 2035                                298,098            294,579
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                              200,000            194,340
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                          50,000             48,389
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                         185,000            181,427
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                         200,000            196,512
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                        130,000            128,987
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                        149,000            148,716
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                         189,000            189,856
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (n)                    140,000            146,552
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                         150,000            154,298
                                                                                                 ------------
                                                                                                 $  5,920,392
                                                                                                 ------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                              $  136,000       $    132,900
                                                                                                 ------------
BROADCASTING - 0.1%
Clear Channel Communications, Inc., 6.25%, 2011                                 $  110,000       $    110,337
News America Holdings, 8.5%, 2025                                                   99,000            116,735
News America, Inc., 6.2%, 2034                                                      42,000             40,115
                                                                                                 ------------
                                                                                                 $    267,187
                                                                                                 ------------
BROKERAGE & ASSET MANAGERS - 0.6%
Goldman Sachs Group, Inc., 5.7%, 2012                                           $  137,000       $    139,330
Lehman Brothers Holdings, Inc., 8.25%, 2007                                        334,000            340,718
Merrill Lynch & Co., Inc., 5.45%, 2014                                             127,000            127,185
Merrill Lynch & Co., Inc., 6.05%, 2016                                             200,000            206,813
Morgan Stanley Group, Inc., 6.75%, 2011                                            156,000            164,929
Morgan Stanley Group, Inc., 4.75%, 2014                                             78,000             74,176
                                                                                                 ------------
                                                                                                 $  1,053,151
                                                                                                 ------------
BUILDING - 0.3%
CRH America, Inc., 6.95%, 2012                                                  $  208,000       $    219,316
Hanson PLC, 6.125%, 2016                                                           170,000            171,135
Lafarge S.A., 6.5%, 2016                                                            74,000             76,461
                                                                                                 ------------
                                                                                                 $    466,912
                                                                                                 ------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                 $  135,000       $    136,074
                                                                                                 ------------
CABLE TV - 0.3%
Cox Communications, Inc., 4.625%, 2013                                          $  159,000       $    147,791
TCI Communications Financing III, 9.65%, 2027                                      425,000            451,358
                                                                                                 ------------
                                                                                                 $    599,149
                                                                                                 ------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                    $  211,000       $    223,710
                                                                                                 ------------
CONSUMER GOODS & SERVICES - 0.1%
Fortune Brands, Inc., 5.125%, 2011                                              $  158,000       $    155,165
                                                                                                 ------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                      $  103,000       $     98,550
Raytheon Co., 6.15%, 2008                                                          114,000            115,966
                                                                                                 ------------
                                                                                                 $    214,516
                                                                                                 ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022                                $   39,000       $     46,839
                                                                                                 ------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                   $  112,000       $    106,424
United Mexican States, 6.375%, 2013                                                111,000            116,717
United Mexican States, 6.625%, 2015                                                 10,000             10,625
United Mexican States, 5.625%, 2017                                                100,000             98,800
                                                                                                 ------------
                                                                                                 $    332,566
                                                                                                 ------------
ENERGY - INDEPENDENT - 0.3%
Anadarko Petroleum Corp., 5.95%, 2016                                           $   80,000       $     80,956
Nexen, Inc., 5.875%, 2035                                                          100,000             95,344
Ocean Energy, Inc., 7.25%, 2011                                                    165,000            177,307
XTO Energy, Inc., 5.65%, 2016                                                      190,000            188,487
                                                                                                 ------------
                                                                                                 $    542,094
                                                                                                 ------------
ENTERTAINMENT - 0.2%
Walt Disney Co., 6.375%, 2012                                                   $  156,000       $    163,850
Walt Disney Co., 5.625%, 2016                                                      137,000            137,979
                                                                                                 ------------
                                                                                                 $    301,829
                                                                                                 ------------
FINANCIAL INSTITUTIONS - 0.4%
American Express Co., 5.5%, 2016                                                $  200,000       $    200,793
Capital One Financial Co., 6.15%, 2016                                             130,000            131,542
Countrywide Financial Corp., 6.25%, 2016                                           171,000            173,545
General Electric Capital Corp., 8.75%, 2007                                        130,000            132,721
HSBC Finance Corp., 5.25%, 2011                                                    145,000            145,034
                                                                                                 ------------
                                                                                                 $    783,635
                                                                                                 ------------
FOOD & BEVERAGES - 0.4%
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                         $  270,000       $    261,751
Diageo Finance B.V., 5.5%, 2013                                                    190,000            190,252
Miller Brewing Co., 5.5%, 2013 (n)                                                 276,000            273,398
                                                                                                 ------------
                                                                                                 $    725,401
                                                                                                 ------------
FOOD & DRUG STORES - 0.0%
CVS Corp., 5.75%, 2011                                                          $   70,000       $     70,911
                                                                                                 ------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032                                                  $   69,000       $     64,603
                                                                                                 ------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                        $  164,000       $    166,970
                                                                                                 ------------
INSURANCE - 0.5%
AIG SunAmerica Institutional Funding II, 5.75%, 2009                            $  441,000       $    446,445
American International Group, 5.05%, 2015                                          150,000            146,185
ING Groep N.V., 5.775% to 2015, FRN to 2049                                        223,000            220,051
MetLife, Inc., 6.5%, 2032                                                           48,000             51,635
                                                                                                 ------------
                                                                                                 $    864,316
                                                                                                 ------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Allstate Corp., 6.125%, 2032                                                    $  185,000       $    188,403
Fund American Cos., Inc., 5.875%, 2013                                             117,000            115,645
St. Paul Travelers Cos., Inc., 5.5%, 2015                                          112,000            110,550
                                                                                                 ------------
                                                                                                 $    414,598
                                                                                                 ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
Hydro-Quebec, 6.3%, 2011                                                        $  262,000       $    274,311
                                                                                                 ------------
MAJOR BANKS - 0.7%
Bank of America Corp., 7.4%, 2011                                               $  189,000       $    204,550
Bank of America Corp., 5.375%, 2014                                                110,000            110,473
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                         170,000            184,255
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                           200,000            201,622
Wachovia Corp., 5.25%, 2014                                                        343,000            339,218
Wells Fargo National Bank, 4.75%, 2015                                             315,000            301,811
                                                                                                 ------------
                                                                                                 $  1,341,929
                                                                                                 ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Baxter International, Inc., 5.9%, 2016                                          $  136,000       $    139,676
Cardinal Health, Inc., 5.85%, 2017                                                 175,000            174,698
HCA, Inc., 8.75%, 2010                                                              40,000             40,400
HCA, Inc., 6.95%, 2012                                                             139,000            121,799
                                                                                                 ------------
                                                                                                 $    476,573
                                                                                                 ------------
MORTGAGE BACKED - 14.1%
Fannie Mae, 5.722%, 2009                                                        $  415,000       $    416,929
Fannie Mae, 4.01%, 2013                                                             19,111             17,958
Fannie Mae, 4.519%, 2014                                                           174,352            167,867
Fannie Mae, 4.63%, 2014                                                             47,266             45,696
Fannie Mae, 4.848%, 2014                                                            72,002             70,616
Fannie Mae, 4.925%, 2015                                                           266,128            261,872
Fannie Mae, 5.5%, 2016 - 2035                                                    8,814,255          8,720,072
Fannie Mae, 6%, 2017 - 2036                                                      2,867,570          2,893,140
Fannie Mae, 4.5%, 2018 - 2035                                                    1,088,995          1,043,395
Fannie Mae, 5%, 2018 - 2035                                                      2,547,075          2,482,602
Fannie Mae, 6.5%, 2031 - 2036                                                      928,286            948,201
Fannie Mae, 7.5%, 2031                                                              32,638             33,768
Freddie Mac, 6%, 2016 - 2036                                                     1,552,426          1,566,568
Freddie Mac, 5%, 2017 - 2035                                                     2,317,839          2,240,853
Freddie Mac, 4.5%, 2018 - 2035                                                     878,643            843,831
Freddie Mac, 5.5%, 2020 - 2035                                                   1,657,986          1,642,032
Freddie Mac, 6.5%, 2034                                                            224,279            228,689
Ginnie Mae, 4.5%, 2033 - 2034                                                      159,857            150,318
Ginnie Mae, 5%, 2033 - 2034                                                        180,058            174,941
Ginnie Mae, 5.5%, 2033 - 2035                                                      844,458            839,547
Ginnie Mae, 6%, 2033 - 2034                                                        473,614            479,983
Ginnie Mae, 6.5%, 2035 - 2036                                                      102,383            104,761
                                                                                                 ------------
                                                                                                 $ 25,373,639
                                                                                                 ------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                                $   82,000       $     91,269
Kinder Morgan Energy Partners LP, 6.75%, 2011                                      165,000            171,912
Kinder Morgan Energy Partners LP, 5.125%, 2014                                      46,000             43,724
Kinder Morgan Energy Partners LP, 7.75%, 2032                                       71,000             80,997
                                                                                                 ------------
                                                                                                 $    387,902
                                                                                                 ------------
NETWORK & TELECOM - 0.3%
AT&T, Inc., 6.15%, 2034                                                         $   35,000       $     33,884
BellSouth Corp., 6.55%, 2034                                                       146,000            146,242
Telecom Italia Capital, 5.25%, 2013                                                 60,000             56,813
Telecom Italia Capital, 6%, 2034                                                    42,000             37,550
Telefonica Europe B.V., 7.75%, 2010                                                 50,000             53,979
Verizon New York, Inc., 6.875%, 2012                                               286,000            298,251
                                                                                                 ------------
                                                                                                 $    626,719
                                                                                                 ------------
OIL SERVICES - 0.0%
Halliburton Co., 5.5%, 2010                                                     $   50,000       $     50,304
                                                                                                 ------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                               $  111,000       $    118,172
                                                                                                 ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.4%
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (n)                               $  150,000       $    160,507
Citigroup, Inc., 5%, 2014                                                          250,000            243,569
Credit Suisse (USA), Inc., 4.125%, 2010                                            171,000            165,541
Credit Suisse (USA), Inc., 4.875%, 2010                                            121,000            119,570
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                           100,000            101,455
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                  190,000            191,637
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                    100,000             95,271
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                  161,000            163,038
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                             361,000            368,757
UBS AG, 5.875%, 2016                                                               140,000            144,090
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                         190,000            196,365
UFJ Finance Aruba AEC, 6.75%, 2013                                                 145,000            155,180
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                208,000            234,925
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                        220,000            224,393
                                                                                                 ------------
                                                                                                 $  2,564,298
                                                                                                 ------------
PHARMACEUTICALS - 0.2%
Allergan, Inc., 5.75%, 2016 (n)                                                 $  160,000       $    162,336
Wyeth, 5.5%, 2013                                                                  123,000            123,567
                                                                                                 ------------
                                                                                                 $    285,903
                                                                                                 ------------
POLLUTION CONTROL - 0.1%
Waste Management, Inc., 7.375%, 2010                                            $  134,000       $    143,627
                                                                                                 ------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                          $   35,000       $     36,929
Union Pacific Corp., 6.125%, 2012                                                   50,000             51,774
                                                                                                 ------------
                                                                                                 $     88,703
                                                                                                 ------------
REAL ESTATE - 0.5%
Boston Properties, Inc., REIT, 5%, 2015                                         $   42,000       $     40,073
EOP Operating LP, 6.8%, 2009                                                        29,000             29,870
HRPT Properties Trust, REIT, 6.25%, 2016                                           157,000            161,654
ProLogis, REIT, 5.75%, 2016                                                        179,000            179,449
Simon Property Group LP, REIT, 5.1%, 2015                                          193,000            185,901
Vornado Realty Trust, REIT, 5.625%, 2007                                           383,000            382,628
                                                                                                 ------------
                                                                                                 $    979,575
                                                                                                 ------------
RETAILERS - 0.4%
Home Depot, Inc., 5.4%, 2016                                                    $  181,000       $    179,806
Limited Brands, Inc., 5.25%, 2014                                                  165,000            156,354
May Department Stores Co., 5.75%, 2014                                             150,000            147,627
Wal-Mart Stores, Inc., 5.25%, 2035                                                 194,000            181,430
                                                                                                 ------------
                                                                                                 $    665,217
                                                                                                 ------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                               $   35,000       $     36,674
                                                                                                 ------------
U.S. GOVERNMENT AGENCIES - 2.8%
Aid-Egypt, 4.45%, 2015                                                          $  152,000       $    146,368
Fannie Mae, 3%, 2007                                                               244,000            241,698
Fannie Mae, 5.25%, 2007                                                            397,000            396,888
Fannie Mae, 6.625%, 2009 - 2010                                                  1,428,000          1,513,957
Fannie Mae, 6%, 2011                                                               165,000            172,368
Federal Home Loan Bank, 3.9%, 2008                                                  40,000             39,394
Freddie Mac, 3.75%, 2006                                                         1,405,000          1,402,288
Small Business Administration, 4.35%, 2023                                          40,577             38,765
Small Business Administration, 4.77%, 2024                                         107,515            104,968
Small Business Administration, 4.99%, 2024                                         138,859            136,979
Small Business Administration, 5.18%, 2024                                         176,207            175,880
Small Business Administration, 5.52%, 2024                                         250,356            253,600
Small Business Administration, 4.95%, 2025                                         106,793            105,507
Small Business Administration, 5.09%, 2025                                         133,394            132,019
Small Business Administration, 5.39%, 2025                                         103,984            104,608
                                                                                                 ------------
                                                                                                 $  4,965,287
                                                                                                 ------------
U.S. TREASURY OBLIGATIONS - 7.8%
U.S. Treasury Bonds, 6.5%, 2010                                                 $  128,000       $    135,425
U.S. Treasury Bonds, 10.375%, 2012                                                 140,000            148,258
U.S. Treasury Bonds, 8%, 2021                                                       37,000             49,499
U.S. Treasury Bonds, 6.25%, 2023                                                 1,291,000          1,498,872
U.S. Treasury Bonds, 6%, 2026                                                      393,000            449,647
U.S. Treasury Bonds, 5.375%, 2031                                                1,912,000          2,065,109
U.S. Treasury Bonds, 4.5%, 2036                                                    303,000            290,336
U.S. Treasury Notes, 4.375%, 2007                                                  146,000            145,447
U.S. Treasury Notes, 5.625%, 2008                                                1,855,000          1,880,289
U.S. Treasury Notes, 4.75%, 2008                                                   942,000            943,288
U.S. Treasury Notes, 3.125%, 2009                                                3,000,000          2,893,125
U.S. Treasury Notes, 4%, 2009                                                       23,000             22,641
U.S. Treasury Notes, 5%, 2011                                                    1,400,000          1,424,773
U.S. Treasury Notes, 3.875%, 2013                                                  199,000            191,141
U.S. Treasury Notes, 4.25%, 2013                                                   250,000            244,541
U.S. Treasury Notes, 4.75%, 2014                                                   150,000            151,272
U.S. Treasury Notes, TIPS, 4.25%, 2010                                             809,109            855,759
U.S. Treasury Notes, TIPS, 2%, 2014                                                719,110            705,373
                                                                                                 ------------
                                                                                                 $ 14,094,795
                                                                                                 ------------
UTILITIES - ELECTRIC POWER - 1.3%
Dominion Resources, Inc., 5.15%, 2015                                           $  141,000       $    135,472
Duke Capital Corp., 8%, 2019                                                        53,000             61,578
Exelon Generation Co. LLC, 6.95%, 2011                                              74,000             78,447
FirstEnergy Corp., 6.45%, 2011                                                     209,000            218,024
MidAmerican Energy Holdings Co., 3.5%, 2008                                        118,000            114,717
MidAmerican Energy Holdings Co., 5.875%, 2012                                       61,000             62,113
MidAmerican Funding LLC, 6.927%, 2029                                              454,000            507,266
Northeast Utilities, 8.58%, 2006                                                    54,240             54,309
Oncor Electric Delivery Co., 7%, 2022                                              152,000            164,723
Pacific Gas & Electric Co., 4.8%, 2014                                              45,000             43,306
Progress Energy, Inc., 7.1%, 2011                                                  204,000            218,676
PSEG Power LLC, 6.95%, 2012                                                         71,000             75,308
PSEG Power LLC, 5.5%, 2015                                                          90,000             88,076
System Energy Resources, Inc., 5.129%, 2014 (n)                                     94,907             92,828
TXU Energy Co., 7%, 2013                                                           132,000            138,585
Waterford 3 Funding Corp., 8.09%, 2017                                             332,449            342,825
                                                                                                 ------------
                                                                                                 $  2,396,253
                                                                                                 ------------
    TOTAL BONDS                                                                                  $ 68,694,960
                                                                                                 ------------
SHORT-TERM OBLIGATIONS - 1.3%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                              $2,418,000       $  2,417,641
                                                                                                 ------------
    TOTAL INVESTMENTS(k)                                                                         $179,151,224
                                                                                                 ------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                               1,423,965
                                                                                                 ------------
    NET ASSETS - 100.0%                                                                          $180,575,189
                                                                                                 ------------

(a) Non-income producing security.
(i) Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the variable account held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $67,808,534 and 37.85% of market value. An independent pricing service provided an evaluated bid for 37.76% of the market value.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,079,669, representing 1.7% of net assets.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

                                                    ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                   DATE           COST       MARKET VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.1237%, 2040                              3/01/06       $250,000       $249,999
JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045                          9/22/06        107,027        106,646
Spirit Master Funding LLC, 5.05%, 2023                10/04/05        187,479        188,680
------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                         $545,325         0.3%
                                                                                    ========================

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU     International Equity Unit
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.